Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ (34,861)	$ 315,957	$ 118,579
Accounts receivable	1,399,237	1,290,637	280,142
Inventory Asset	1,703,162	830,504	160,858
Other Current Asset	36,897	34,379	32,479
Right to Use Asset	195,000	249,000
Deposits	16,845	16,845	1,500
Total Current Assets	3,316,279	2,737,322	593,558
Fixed Assets
Fixed assets, net	1,294,412	1,477,668	112,793
Total Fixed Assets	1,294,412	1,477,668	112,793
Other Assets
Intangible Assets	3,527,497	3,680,371	950,000
Right to Use Asset	827,752	861,250
Rent Deposit and Employee Advances	10,732	12,421	11,520
Other Assets, Total	4,365,981	4,554,042	961,520
TOTAL ASSETS	8,976,671	8,769,032	1,667,871
Current Liabilities:
Accounts payable	2,556,896	1,409,420	597,888
Accrued expenses	1,202,372	714,962	286,598
Lease Liability	195,000	249,000
Current portion, notes payable	1,474,122	1,022,364	772,334
Current portion, notes payable - related party	433,849	340,241	203,786
Current portion, leases payable	94,528	119,988	88,896
Total Current Liabilities	5,956,767	3,855,976	1,949,502
Long-Term Liabilities:
Notes payable	10,546,942	8,627,129	2,259,081
Notes payable - related party	42,000	42,000
Lease Liability	817,000	861,250	42,000
Total Long-Term Liabilities	11,405,942	9,530,379	2,301,081
Total Liabilities	17,362,709	13,386,354	4,250,582
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, $0.001 par value, 900,000,000 shares authorized, and 6,871,351 issued and outstanding at September 30, 2020, which reflects the 1-for-500 reverse stock split that occurred on Apr 13, 2020	3,427,444	570,033	236,511
Additional paid in capital	2,117,407	4,847,013	4,678,823
Accumulated deficit	(13,936,898)	(10,040,367)	(7,499,045)
Total Stockholders' Equity (Deficit)	(8,386,037)	(4,617,321)	(2,582,711)
Total Liabilities and Stockholders' Equity (Deficit)	8,976,671	8,769,032	1,667,871
Series E Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value	6,000	6,000	1,000
Total Stockholders' Equity (Deficit)		6,000	$ 1,000
Series F Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value	$ 10